THE ALGER INSTITUTIONAL FUNDS
360 Park Avenue South
New York, New York 10010

December 31, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:          The Alger Institutional Funds (File Nos.: 811-7986, 33-68124)

Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of The Alger Institutional Funds (the “Fund”) that the Prospectuses and Statement of Additional Information relating to the Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 32 to the Fund’s Registration Statement on Form N-1A.  Such Post-Effective Amendment No. 32 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 26, 2012.

Should members of the Staff have any questions or comments regarding the Amendment, they should call me at 212.806.8833 or e-mail lmoss@alger.com.

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss

cc:  Hal Liebes, Esq.